Commitments and contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 912	$ 646	$ 1,614	$ 1,292
Short-term lease cost	212	94	329	204
Total lease cost	$ 1,124	$ 740	$ 1,943	$ 1,496
Bio Ventus LLC [Member]
Operating lease cost					$ 2,610	$ 2,529
Short-term lease cost					388	358
Total lease cost					$ 2,998	$ 2,887